Nature of Business and Summary of Significant Accounting Policies (Details 1) (Detail) $ / shares in Units, $ in Thousands		3 Months Ended			6 Months Ended		12 Months Ended
	May 16, 2016 USD ($)	Sep. 30, 2017 USD ($) $ / shares	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	May 16, 2017 USD ($)
Business Acquisition [Line Items]
Non-interest expense			$ 5,035	$ 4,410	$ 10,498	$ 8,525	$ 20,058		$ 17,403	$ 17,224
Net income attributable to common stockholders			$ (934)	(675)	$ (1,874)	(1,522)	$ (2,573)		(2,806)	(2,509)
CBN
Business Acquisition [Line Items]
Purchase price	$ 17,447
Acquisition book value	16,762
Acquisition fixed premium paid	5,000
Acquisition daily interest paid	27
Acquisition funded by debt	11,000
Cash paid by buyer	6,447
Non-interest expense								$ 4,123
Net income attributable to common stockholders								$ (1,418)
Old Murry | CBN
Business Acquisition [Line Items]
Capital dividend declared by CBN to Old Murry	$ 4,342
Scenario, Forecast | Wells Financial Corp [Member]
Business Acquisition [Line Items]
Purchase price		$ 39,800
Consideration per share (in dollars per share) | $ / shares		$ 51.00
Cash paid per acquiree share (in dollars per share) | $ / shares		$ 41.31
Entity shares issued per acquiree share (in shares)		0.7636
Termination fee											$ 1,600
Restatement Adjustment
Business Acquisition [Line Items]
Non-interest expense				43		64			(316)	(1,210)
Net income attributable to common stockholders				$ 26		$ 39			$ (192)	$ (726)